LEASES - Additional Information (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
Leases [Abstract]
Short-term lease expenses	$ 4	$ 12
Operating lease expenses	37	116
Operating lease right-of-use assets	397	397
Operating lease liabilities	$ 395	395
Leased assets obtained in exchange for operating lease obligations		50
Operating cash outflow for amounts included in the measurement of operating lease obligations		$ 116
Weighted average remaining lease term	6 years 10 months 24 days	6 years 10 months 24 days
Weighted average discount rate	3.60%	3.60%
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years	3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years	5 years